COPLEY FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 103.9%
	ADVERTISING & MARKETING - 0.7%
20,076	Interpublic Group of Companies, Inc. (The)	$666,322

	APPAREL & TEXTILE PRODUCTS - 1.6%
9,391	NIKE, Inc., Class B	1,589,333

	ASSET MANAGEMENT - 2.6%
3,100	Ameriprise Financial, Inc.	897,760
1,100	BlackRock, Inc.	995,071
8,066	Charles Schwab Corporation (The)	624,228
		2,517,059
	AUTOMOTIVE - 3.8%
19,941	Ford Motor Company	382,668
5,000	Lear Corporation	838,950
2,139	Tesla, Inc.(a)	2,448,641
		3,670,259
	BANKING - 4.4%
24,000	Bank of America Corporation	1,067,280
4,909	Financial Institutions, Inc.	151,197
13,928	JPMorgan Chase & Company	2,212,184
4,524	PNC Financial Services Group, Inc. (The)	891,228
		4,321,889
	BIOTECH & PHARMA - 3.0%
4,040	Eli Lilly and Company	1,002,082
4,172	Horizon Therapeutics plc(a)	432,887
5,000	Prestige Consumer Healthcare, Inc.(a)	279,750
5,200	Zoetis, Inc.	1,154,607
		2,869,326
	CHEMICALS - 1.5%
4,000	Ingevity Corporation(a)	287,640
7,400	Sensient Technologies Corporation	719,946
1,500	Sherwin-Williams Company (The)	496,860
		1,504,446

COPLEY FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 103.9% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.5%
4,001	Insperity, Inc.	$463,076

	CONSTRUCTION MATERIALS – 2.0%
3,600	Carlisle Companies, Inc.	810,720
3,500	Eagle Materials, Inc.	539,770
6,700	Owens Corning	568,428
		1,918,918
	DIVERSIFIED INDUSTRIALS - 0.8%
2,000	Honeywell International, Inc.	404,480
4,700	Pentair plc	346,343
		750,823
	E-COMMERCE DISCRETIONARY - 4.6%
1,270	Amazon.com, Inc.(a)	4,453,979

	ELECTRIC UTILITIES - 0.4%
4,000	IDACORP, Inc.	418,480

	ELECTRICAL EQUIPMENT - 0.8%
4,000	Trane Technologies plc	746,600

	HEALTH CARE FACILITIES & SERVICES - 4.0%
7,500	AmerisourceBergen Corporation	868,125
5,045	HCA Healthcare, Inc.	1,138,102
10,000	Henry Schein, Inc.(a)	710,600
2,700	UnitedHealth Group, Inc.	1,199,394
		3,916,221
	INDUSTRIAL SUPPORT SERVICES - 0.5%
1,500	United Rentals, Inc.(a)	508,110

	INSTITUTIONAL FINANCIAL SERVICES - 1.7%
17,979	Jefferies Financial Group, Inc.	675,651
10,000	Morgan Stanley	948,200
		1,623,851

COPLEY FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 103.9% (Continued)
	INSURANCE - 2.9%
4,000	Berkshire Hathaway, Inc., Class B(a)	$1,106,760
13,900	MetLife, Inc.	815,374
6,000	Principal Financial Group, Inc.	411,480
5,000	Prudential Financial, Inc.	511,300
		2,844,914
	INTERNET MEDIA & SERVICES - 7.7%
1,611	Alphabet, Inc., Class A(a)	4,571,938
7,064	Meta Platforms, Inc., A(a)	2,291,985
1,013	Netflix, Inc.(a)	650,245
		7,514,168
	LEISURE FACILITIES & SERVICES - 1.4%
9,000	Hilton Grand Vacations, Inc.(a)	427,500
8,600	Starbucks Corporation	942,904
		1,370,404
	MACHINERY - 1.2%
2,000	Caterpillar, Inc.	386,700
2,234	Deere & Company	771,936
		1,158,636
	MEDICAL EQUIPMENT & DEVICES - 4.0%
7,000	Agilent Technologies, Inc.	1,056,300
2,505	Danaher Corporation	805,708
3,000	Intuitive Surgical, Inc.(a)	973,020
1,600	Thermo Fisher Scientific, Inc.	1,012,528
		3,847,556
	OFFICE REIT - 0.0%(b)
800	Orion Office REIT, Inc.(a)	14,216

	OIL & GAS PRODUCERS - 3.7%
39,562	Exxon Mobil Corporation	2,367,390
3,500	Murphy USA, Inc.	606,655
21,918	Williams Companies, Inc. (The)	587,183
		3,561,228
	PUBLISHING & BROADCASTING - 1.7%
25,000	Gray Television, Inc.	515,500

COPLEY FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 103.9% (Continued)
	PUBLISHING & BROADCASTING - 1.7% (Continued)
28,255	News Corporation, Class A	$610,873
27,000	TEGNA, Inc.	533,250
		1,659,623
	RENEWABLE ENERGY - 0.6%
15,474	Green Plains, Inc.(a)	598,070

	RETAIL - CONSUMER STAPLES - 1.7%
3,000	Costco Wholesale Corporation	1,618,140

	RETAIL - DISCRETIONARY - 3.2%
3,000	Home Depot, Inc. (The)	1,201,830
5,000	Lowe's Companies, Inc.	1,222,950
2,975	Tractor Supply Company	670,357
		3,095,137
	RETAIL REIT - 1.2%
8,000	Realty Income Corporation	543,360
4,000	Simon Property Group, Inc.	611,360
		1,154,720
	SELF-STORAGE REIT - 1.3%
4,000	Public Storage	1,309,520

	SEMICONDUCTORS - 6.7%
10,009	Advanced Micro Devices, Inc.(a)	1,585,125
2,700	Broadcom, Inc.	1,494,936
1,800	KLA Corporation	734,634
6,290	NVIDIA Corporation	2,055,321
2,700	NXP Semiconductors N.V.	603,072
		6,473,088
	SOFTWARE - 14.8%
2,271	Adobe, Inc.(a)	1,521,229
1,333	Consensus Cloud Solutions, Inc.(a)	83,499
900	Intuit, Inc.	587,070
22,289	Microsoft Corporation	7,368,520
8,500	Mimecast Ltd.(a)	688,500

COPLEY FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 103.9% (Continued)
	SOFTWARE - 14.8% (Continued)
4,000	salesforce.com, Inc.(a)	$1,139,840
1,000	ServiceNow, Inc.(a)	647,700
341	Shopify, Inc., Class A(a)	518,930
3,000	Veeva Systems, Inc., Class A(a)	847,740
8,017	Ziff Davis, Inc.(a)	912,896
		14,315,924
	SPECIALTY FINANCE - 1.8%
6,000	Discover Financial Services	647,100
7,600	First American Financial Corporation	563,768
8,000	Stewart Information Services Corporation	569,760
		1,780,628
	TECHNOLOGY HARDWARE - 10.0%
49,090	Apple, Inc.	8,114,577
23,534	Cisco Systems, Inc.	1,290,605
9,000	Corning, Inc.	333,810
		9,738,992
	TECHNOLOGY SERVICES - 3.6%
4,975	Automatic Data Processing, Inc.	1,148,678
1,200	Moody's Corporation	468,768
2,900	Paychex, Inc.	345,680
2,939	Perficient, Inc.(a)	402,731
1,500	S&P Global, Inc.	683,595
1,799	Verisk Analytics, Inc.	404,541
		3,453,993
	TOBACCO & CANNABIS - 1.1%
12,000	Philip Morris International, Inc.	1,031,280

	TRANSPORTATION & LOGISTICS - 1.8%
2,520	Atlas Air Worldwide Holdings, Inc.(a)	220,777
38,700	CSX Corporation	1,341,343
2,565	Knight-Swift Transportation Holdings, Inc.	146,846
		1,708,966

COPLEY FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 103.9% (Continued)
	WHOLESALE - DISCRETIONARY - 0.6%
4,000	Copart, Inc.(a)	$580,640

	TOTAL COMMON STOCKS (Cost $84,136,962)	100,768,535

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.1%
	MONEY MARKET FUNDS - 1.1%
1,084,712	First American Government Obligations Fund, Class X, 0.03% (Cost $1,084,712)(c)	1,084,712

	TOTAL INVESTMENTS - 105.0% (Cost $85,221,674)	$101,853,247
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.0)%	(4,819,971)
	NET ASSETS - 100.0%	$97,033,276

ETF	- Exchange-Traded Fund
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of November 30, 2021.